Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
JNL Multi-Manager Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL Multi-Manager Small Cap Growth Fund Class A Class I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2017 - 12/31/2017	99%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each strategy, but the Sub-Advisers may also implement other investment strategies in keeping with the Fund’s objective.

Chicago Equity – Small Cap Growth Strategy

Chicago Equity Partners, LLC (“CEP”) constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $22.7 million and $9.4 billion as of December 31, 2017 ). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts (“REITs”). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts (“ADRs”) or direct investment in securities of foreign companies trading on U.S. markets.

GIM Small Cap Advantage Strategy

Granahan Investment Management, Inc. (“GIM”) constructs the strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Both GIM strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark.

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments, (“Victory Capital”), sub-advises a portion of the Fund. Victory Capital constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies.

Victory Capital considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $11.3 billion , based on the size of the largest company in the Index on December 31, 2017 ), whichever is greater.

Victory Capital considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $20.7 billion , based on the size of the largest company in the Index on December 31, 2017 ), whichever is greater. The Victory RS Investments Custom Growth Strategy typically invests most of if its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams.

Kayne Anderson Small Cap Growth Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the strategy by investing in common stocks of small market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

		KAR considers small market capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000 Growth Index on a rolling three-year basis.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
  Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
  Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Advisers’ investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
  Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
  Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

		Effective December 31, 2017, for consistency with the Fund’s principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross) as the Fund’s primary benchmark.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 21.25%; Worst Quarter (ended 12/31/2008): -28.90%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 21.33%; Worst Quarter (ended 12/31/2008): -28.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/ 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2017, for consistency with the Fund’s principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross) as the Fund’s primary benchmark.
JNL Multi-Manager Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	$ 1,190
2008	rr_AnnualReturn2008	(38.34%)
2009	rr_AnnualReturn2009	35.52%
2010	rr_AnnualReturn2010	35.73%
2011	rr_AnnualReturn2011	(2.31%)
2012	rr_AnnualReturn2012	13.83%
2013	rr_AnnualReturn2013	30.47%
2014	rr_AnnualReturn2014	2.80%
2015	rr_AnnualReturn2015	(4.68%)
2016	rr_AnnualReturn2016	5.75%
2017	rr_AnnualReturn2017	27.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.90%)
1 year	rr_AverageAnnualReturnYear01	27.24%
5 year	rr_AverageAnnualReturnYear05	11.46%
10 year	rr_AverageAnnualReturnYear10	8.05%
JNL Multi-Manager Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
2008	rr_AnnualReturn2008	(38.20%)
2009	rr_AnnualReturn2009	35.76%
2010	rr_AnnualReturn2010	35.94%
2011	rr_AnnualReturn2011	(2.09%)
2012	rr_AnnualReturn2012	14.09%
2013	rr_AnnualReturn2013	30.69%
2014	rr_AnnualReturn2014	3.04%
2015	rr_AnnualReturn2015	(4.47%)
2016	rr_AnnualReturn2016	5.95%
2017	rr_AnnualReturn2017	27.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 year	rr_AverageAnnualReturnYear01	27.51%
5 year	rr_AverageAnnualReturnYear05	11.69%
10 year	rr_AverageAnnualReturnYear10	8.27%
JNL Multi-Manager Small Cap Growth Fund | MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.37%
5 year	rr_AverageAnnualReturnYear05	15.69%
10 year	rr_AverageAnnualReturnYear10	10.15%
JNL Multi-Manager Small Cap Growth Fund | MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.37%
5 year	rr_AverageAnnualReturnYear05	15.69%
10 year	rr_AverageAnnualReturnYear10	10.15%
JNL Multi-Manager Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.17%
5 year	rr_AverageAnnualReturnYear05	15.21%
10 year	rr_AverageAnnualReturnYear10	9.19%
JNL Multi-Manager Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.17%
5 year	rr_AverageAnnualReturnYear05	15.21%
10 year	rr_AverageAnnualReturnYear10	9.19%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.